Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events
22.	Subsequent Events

Lease Agreement

On April 5, 2021, the Company entered into a new lease to rent approximately 808 square meters for the 17th and 18th floor of office space located in Medellin, Colombia. The lease is for 5 years, beginning on April 5, 2021, with no options to renew. Base rent is approximately 48,500,400 Colombian Pesos per month for the first 12 months of the lease, with the rate increasing based on the Consumer Price Index on each anniversary of the lease. The Company is responsible for paying its share of building and common area expenses. The Company is granted a rent grace period of 2 months and 25 days.

Business Combination

On June 16, 2021, the shareholders of Crescent Acquisition Corp (“Crescent”) approved the Merger Agreement discussed in Note 3, by and among LiveVox, Crescent, Function Acquisition I Corp (“First Merger Sub”), Function Acquisition II LLC (“Second Merger Sub”) and certain other parties thereto, pursuant to which (i) First Merger Sub merged with and into LiveVox, with LiveVox continuing as the surviving corporation (the “Surviving Corporation”) and becoming a direct, wholly owned subsidiary of Crescent as a consequence (the “First Merger”) and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation merged with and into Second Merger Sub with Second Merger Sub continuing as the surviving entity (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).

On June 18, 2021, LiveVox and Crescent consummated the Business Combination. Following the closing, the combined company began operating as LiveVox Holdings, Inc. and its Class A common stock, units and warrants are now listed under the symbols “LVOX,” “LVOXU” and “LVOXW,” respectively, on The Nasdaq Global Select Market beginning June 22, 2021. As a result of the Business Combination, LiveVox received approximately $123 million going to the Company’s balance sheet to accelerate growth by substantially increasing its investment in sales and marketing.

All of the effects of subsequent events that provide additional evidence about conditions that existed at the balance sheet date, including the estimates inherent in the process of preparing the consolidated financial statements, are recognized in the consolidated financial statements. Subsequent events have been evaluated through June 24, 2021, which is the date the consolidated financial statements were available to be issued.

21.	Subsequent Events

Merger Agreement

On January 13, 2021 the Company signed a Merger Agreement contemplating a merger with Crescent Acquisition Corp, a publicly traded special purpose acquisition company. The consummation of the merger is expected to result in the Company becoming the publicly traded platform. The Company expects this transaction to close in the second quarter of 2021, subject to the satisfaction of certain closing conditions.

Acquisition

On February 5, 2021, the Company entered into a Unit Purchase Agreement (the “Acquisition Agreement”) in connection with a pending acquisition opportunity (the “2021 Acquisition”). The 2021 Acquisition is subject to customary purchase price adjustments and the total consideration transferred is contingent upon certain factors set forth in the Acquisition Agreement, up to a maximum cash consideration of $7 million that is due by September 2021. In connection with the 2021 Acquisition, the $1.1 million holdback related to the acquisition of SpeechIQ LLC was released, net of holdback adjustments.

Lease Agreement

On February 15, 2021, the Company entered into a new lease to rent approximately 27,746 for the 9th and 10th floor of office space located in Bengaluru, India. The lease is for 5 years, beginning on February 15, 2021 with an option to renew for subsequent periods on the same terms and conditions as the prior term. Base rent is approximately $49,400 per month for the first 10 months of the lease, with the rate increasing by approximately 5% on each anniversary of the lease. The company is responsible for paying its share of building and common area expenses. The Company is entitled to full rent abatement for the first 3 months of the lease term. The Company will pay to the landlord a security deposit in the amount of approximately $0.3 million, which may be drawn down in the event of the Company defaults under the lease.

All of the effects of subsequent events that provide additional evidence about conditions that existed at the consolidated balance sheet date, including the estimates inherent in the process of preparing the consolidated financial statements, are recognized in the consolidated financial statements. Subsequent events have been evaluated through March 30, 2021, which is the date the consolidated financial statements were available to be issued.

Crescent Acquisition Corp
Subsequent Events

9. Subsequent Events

Management has performed an evaluation of subsequent events through the date of issuance of the condensed consolidated financial statements. The Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

11. Subsequent Events

Management has performed an evaluation of subsequent events through the date of issuance of the financial statements. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below and in Note 2.

On January 13, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, First Merger Sub, Second Merger Sub, LiveVox Holdings, Inc., a Delaware corporation (“LiveVox”), and GGC Services Holdco, Inc., a Delaware corporation, which provides for, among other things: (a) the merger of First Merger Sub with and into LiveVox, with LiveVox being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company as a consequence of the merger (the “First Merger”); and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of LiveVox with and into Second Merger Sub, with Second Merger Sub being the surviving corporation of the merger (together with the First Merger, the “Mergers” and, collectively with the other transactions contemplated by the Merger Agreement, the “Business Combination”). The Merger Agreement and the transactions contemplated thereby were unanimously approved by the board of directors of the Company and LiveVox.

On February 17, 2021, the Company’s shareholders approved to extend the date by which the Company must (1) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination, which the Company refers to as its initial business combination, (2) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and (3) redeem all of the shares of Class A Stock, included as part of the units sold in the Company’s Initial Public Offering, from March 12, 2021 to June 30, 2021.